Commitments - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Commitments [abstract]
Payment due, 2019	£ 75,000,000
Payment due, 2020	75,000,000
Payment due, 2021	44,000,000
Payment due, 2022	44,000,000
Ongoing annual funding requirement	140,000,000
Commitments under non-cancellable operating leases	£ 161,000,000	£ 117,000,000